STOCK OPTIONS AND WARRANTS - Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Beginning Balance, number of shares	6,265,286	6,265,286	104,167
Beginning Balance, weighted average exercise price	$ 0.73	$ 0.73	$ 0.24
Warrants granted and assumed, number of shares	228,000		6,265,286
Warrants granted and assumed, weighted average exercise price	$ 1.02		$ 0.73
Warrants expired, number of shares
Warrants expired, weighted average exercise price
Warrants cancelled, number of shares			(104,164)
Warrants cancelled, weighted average exercise price			$ 0.24
Warrants exercised, number of shares
Warrants exercised, weighted average exercise price
Ending Balance, number of shares	6,493,286	6,265,286	6,265,286
Ending Balance, weighted average exercise price	$ 0.74	$ 0.73	$ 0.73